Property and Equipment - Right-of-use assets and lease liabilities (Details) $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($)
Right of use assets
Beginning balance	$ 10,675
Additions	472
Depreciation	(2,574)
Lease modifications	4,122
Effect of translation	(377)
Ending balance	12,318
Lease Liabilities
Beginning balance	11,722
Additions	613
Interest expense	1,323
Lease modifications	4,139
Payments	(3,503)
Effect of translation	(367)
Ending balance	$ 13,927